COMMON STOCK WARRANTS	9 Months Ended
Sep. 30, 2012
COMMON STOCK WARRANTS

9. COMMON STOCK WARRANTS

In connection with the registered direct offering of 3,125,000 Units effective November 2011, we issued warrants to purchase 2,343,750 of our common stock. The per share exercise price of the warrants is $2.20. The warrants are exercisable at any time on or after the date that is 180 days after the initial issuance on the date of closing and will expire on a date that is five years from the date of closing.

In connection with the issue of 2,596,500 shares of common stock to accredited investors pursuant to the Securities Purchase Agreement entered into on January 26, 2011, we issued warrants to purchase 649,128 shares of the our common stock. The warrants have an exercise price of $6.35 per share and are exercisable for a period of five years commencing August 1, 2011.

In connection with the issue of 1,000,000 shares of common stock pursuant to a Subscription Agreement entered into on April 30, 2012, we issued a warrant to purchase 100,000 shares of our common stock for offering costs. The warrants have an exercise price of $0.50 per share and are exercisable for a period of seven years.

In connection with the Amendment with Compass Horizon Funding Company, LLC, we issued a warrant representing the right to purchase 225,000 shares of our common stock at an exercise price of $0.01 per share. In addition, we issued a restated and amended warrant to purchase 140,000 shares of the Company’s common stock at an exercise price of $0.26.

In connection with our JMJ Note, we issued a warrant to purchase 1,886,792 shares of our common stock. The warrants have an exercise price of $0.21per share and are exercisable for a period of four years.

A summary of warrant activity for the period ending September 30 is as follows (in thousands except per share data):

	2012		2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding—January 1,	4,219	$5.09	1,273	$4.44
Issued	2,212	0.20	649	6.35
Exercised	—	—	(35)	4.44

Outstanding—September 30	6,431	2.27	1,887	5.09

Warrants exercisable at end of period	6,431	$2.27	1,887	$5.09